Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
General [Abstract]
Schedule of net loss per share and the weighted average number of shares
	For the Year Ended December 31,
	2022	2021
Numerator:
Net loss applicable to common stockholders	$(3,358)	$(1,624)

Denominator:
Number of shares of common stock used in computing basic and diluted net loss per share	14,341,518	11,171,704
Net loss of shares of common, basic and diluted	$(0.23)	$(0.14)